Investment Risks - 21Shares Active Crypto ETF	Mar. 17, 2026
Crypto Asset Risk Member
Prospectus [Line Items]
Risk [Text Block]	Crypto Asset Risk. The Fund’s performance is subject to the risks of the Crypto Assets industry. The trading prices of many Crypto Assets have experienced extreme volatility and may do so in the future. Extreme volatility in the future, including declines in the trading prices of the Crypto Assets, could have a material adverse effect on the value of the Fund’s shares and the shares could lose all or substantially all of their value. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Crypto Assets as Crypto Assets, including the fact that Crypto Assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Crypto Assets represent a new and rapidly evolving industry, and the value of the Fund’s shares depends on the acceptance of the Crypto Assets. Changes in the governance of a crypto asset network may not receive sufficient support from users and miners, which may negatively affect that crypto asset network’s ability to grow and respond to challenges. An investor should be prepared to lose the full principal value of their investment suddenly and without warning.
A number of factors may affect the price and market for Crypto Assets held by the Fund.
◦Supply and Demand. It is believed that speculators and investors who seek to profit from trading and holding Crypto Assets currently account for a significant portion of demand for any Crypto Asset. Such speculation regarding the potential future appreciation in the price of Crypto Assets may artificially inflate or deflate the price of Crypto Assets. Market fraud and/or manipulation and other fraudulent trading practices, such as the intentional dissemination of false or misleading information
(e.g., false rumors) can, among other things, lead to a disruption of the orderly functioning of markets and significant market volatility and cause the value of crypto asset futures to fluctuate quickly and without warning.
◦Adoption and Use of Crypto Assets. Crypto Assets and Crypto Asset-related investments are relatively new investments, and the continued adoption of the relevant Crypto Asset will require growth in its usage as a means of payment or for recordkeeping. Even if growth in Crypto Asset adoption continues in the near or medium-term, there is no assurance that Crypto Asset usage will continue to grow over the long-term. A contraction in the use of a Crypto Asset may result in a lack of liquidity, increased volatility in and a reduction in the price of the Crypto Asset.
Many digital asset networks face significant scaling challenges and are being upgraded with various features designed to increase the speed of digital asset transactions and the number of transactions that can be processed in a given period (known as “throughput”). These attempts to increase the volume of transactions may not be effective, and such upgrades may fail, resulting in potentially irreparable damage to a crypto asset’s network and the value of the Crypto Asset.
◦Risk Factors Related to the Regulation of Crypto Assets. Any final determination by a court that any Crypto Asset is a “security” may adversely affect the value of the Crypto Asset and the value of the Fund’s shares, and, if the Crypto Asset is not, or cannot, be registered as a security, result in a potential exclusion from the Fund.
Depending on its characteristics, a crypto asset may be considered a “security” under the federal securities laws. The test for determining whether a particular Crypto Asset is a “security” is complex and difficult to apply, and the outcome is difficult to predict. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC did not consider bitcoin or ether to be securities, and does not currently consider bitcoin to be a security. The SEC staff has also provided informal assurances via no-action letters to a handful of promoters that their Crypto Assets are not securities.
On the other hand, the SEC has brought enforcement actions against the issuers and promoters of several other Crypto Assets on the basis that the Crypto Assets in question are securities. More recently, the SEC has also brought enforcement actions against various Crypto Asset trading platforms for allegedly operating unregistered securities exchanges on the basis that certain of the Crypto Assets traded on their platforms are securities. For example, in June 2023, the SEC brought a complaint against Coinbase (the “Coinbase Complaint”) alleging violations of a variety of securities laws. In its complaint, the SEC asserted that Solana is a security under the federal securities laws. In February 2025, the SEC dismissed the Coinbase Complaint.
If an appropriate court determines that a Crypto Asset is a security, the Adviser would not intend to permit the Fund to continue holding its investments in a way that would violate the federal securities laws.
◦Largely Unregulated Marketplace. Crypto Asset trading venues are relatively new and, in most cases, largely unregulated. As a result of this lack of regulation, individuals or groups may engage in insider trading, fraud, or market manipulation with respect to Crypto Assets. Such manipulation could cause investors in Crypto Assets to lose money, possibly the entire value of their investments. Additionally, some Crypto Asset trading platforms may not operate in compliance with applicable law, and such non-compliance may cause such platforms to close operations in certain jurisdictions and/or be the subjects of regulatory investigations.
Crypto Asset trading venues are not subject to the same regulations as regulated securities or futures exchanges. Crypto Asset trading venues that are regulated typically must comply with minimum net worth, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers or their markets to the same extent that regulated securities exchanges or futures exchanges are required to do so. As a result, markets for Crypto Assets may be subject to manipulation or fraud and may be subject to larger and/or more frequent sudden declines than assets traded on more traditional exchanges. Investors in Crypto Assets may lose money, possibly the entire value of their investments.
Over the past several years, a number of crypto asset trading venues have been closed due to fraud, failure or security breaches. The nature of the assets held at Crypto Asset trading venues makes them appealing targets for hackers, and a number of Crypto Asset trading venues have been victims of cybercrimes and other fraudulent activity. These activities have caused significant, and in some cases total, losses for crypto investors. Investors in Crypto Assets may have little or no recourse should such theft, fraud, or manipulation occur. There is no central registry showing which individuals or entities own Crypto Assets or the quantity of Crypto Assets that are owned by any particular person or entity. There are no regulations in place that would prevent a large holder or a group of holders from selling their Crypto Assets, which could depress the price of the applicable Crypto Asset, or otherwise attempting to manipulate the price of the Crypto Asset. Events that reduce user confidence in a Crypto Asset, the applicable blockchain and the fairness of crypto asset trading venues could have a negative impact on the price of a Crypto Asset and the value of an investment in the Fund.
If the Crypto Asset trading venues become subject to onerous regulations or are subject to enforcement actions by regulatory authorities (including FinCEN, the SEC, the CFTC, FINRA, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the Internal Revenue Service (“IRS”), the Office of the Comptroller of the Currency, the Federal Deposit Insurance Corporation, the Federal Reserve, and state financial institution regulators), among other things, trading in the Crypto Assets may be concentrated in a smaller number of trading venues, which may materially impact the price, volatility, and trading volumes of Crypto Assets. Additionally, the trading venues may be required to comply with tax, anti-money laundering (“AML”), know-your-customer (“KYC”) and other regulatory requirements, and compliance and reporting obligations that may make it more costly to transact in or trade Crypto Assets (which may materially impact price, volatility, or trading of Crypto Assets more generally). Each of these events could have a negative impact on the value of an investment in the Fund.
The trading of Crypto Assets are fragmented across numerous trading venues. The fragmentation of the volume of crypto asset transactions across multiple trading venues can lead to higher volatility than would be expected if volume was concentrated in a single trading venue. Market fragmentation and volatility increase the likelihood of price differences across different trading venues.
◦Cybersecurity Risk. Blockchain technology and network functionality rely on the Internet. A significant disruption or interruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies and the price of Crypto Assets. In addition, certain features of blockchain technology, such as decentralization, open source protocol, including the code of digital contracts stored on a blockchain, that are automatically executed when predetermined terms and conditions are met (“smart contracts”), and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response. Cybersecurity exploitations or attacks against entities that custody or facilitate the transfers or trading of a crypto asset could result in a significant theft of the crypto asset and a loss of public confidence, which could lead to a decline in the value of the crypto asset and, as a result, adversely impact the Fund’s investment in a Crypto Asset. Additionally, if a malicious actor or botnet (i.e., a volunteer or hacked collection of computers controlled by networked software coordinating the actions of the computers) obtains control of more than 50% of the processing power of a crypto asset’s network, such actor or botnet could alter the blockchain and adversely affect the value of the crypto asset, which would adversely affect the Fund’s investment in a Crypto Asset.
◦Forked Asset Risk. Crypto asset networks operate using open-source protocols, meaning that any user can download the software, modify it and then propose that the users and validators adopt the modification. When a modification is introduced and a substantial majority of users and validators consent to the modification, the change is implemented and the network remains uninterrupted. However, if less than a substantial majority of users and validators consent to the proposed modification, and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “hard fork” of a crypto asset network, with one group running the pre-modified software and the other running the modified software. The effect of such a fork would be the existence of two versions of a crypto asset network running in parallel, yet lacking interchangeability. For example, in August 2017, Bitcoin “forked” into Bitcoin and a new digital asset, Bitcoin Cash, as a result of a several-year dispute over how to increase the rate of transactions that the Bitcoin network can process.
Forks may also occur as a network community’s response to a significant security breach. For example, in June 2016, an anonymous hacker exploited a smart contract running on the Ethereum Network to siphon approximately $60 million of ether held by The DAO, a distributed autonomous organization, into a segregated account. In response to the hack, most participants in the Ethereum community elected to adopt a “fork” that effectively reversed the hack. However, a minority of users continued to develop the original blockchain, now referred to as “Ethereum Classic,” with the digital asset on that blockchain now referred to as Ether Classic (“ETC”). ETC now trades on several digital asset trading platforms. A fork may also occur as a result of an unintentional or unanticipated software flaw in the various versions of otherwise compatible software that users run. Such a fork could lead to users and validators abandoning the digital asset with the flawed software. It is possible, however, that a substantial number of users and validators could adopt an incompatible version of the digital asset while resisting community-led efforts to merge the two chains. This could result in a permanent fork, as in the case of ether and ETC.
In addition, many developers have previously initiated hard forks in the blockchain to launch new digital assets, such as Bitcoin Gold and Bitcoin Diamond. To the extent such digital assets compete with the Crypto Assets, such competition could impact demand for the Crypto Assets and could adversely impact the value of the Fund’s shares.
Furthermore, a hard fork can lead to new security concerns. For example, when the Ethereum and Ethereum Classic networks split in July 2016, replay attacks, in which transactions from one network were rebroadcast to nefarious effect on the other network, plagued digital asset trading platforms through at least October 2016. A digital asset trading platform announced in July 2016 that it had lost 40,000 ETC, worth about $100,000 at that time, as a result of replay attacks. Another possible result of a hard fork is an inherent decrease in the level of security due to significant amounts of mining/validating power remaining on one network or migrating instead to the new forked network. After a hard fork, it may become easier for an individual validator or validator pool’s power to exceed levels necessary to execute an attack on the network.
A future fork in the crypto asset network for a Crypto Asset could adversely affect the value of the Fund’s shares.
◦“Attack” Risk. All networked systems are vulnerable to various kinds of attacks. A blockchain may be vulnerable to several types of attacks, including:
▪a “33% attack” where, if a validator or group of validators were to gain control of more than 33% of the total staked crypto asset on the applicable blockchain, a malicious actor could temporarily impede or delay block confirmation or even cause a temporary fork in the blockchain.
▪a “50% attack” where, if a validator or group of validators acting in concert were to gain control of more than 50% of the staked crypto asset, a malicious actor would be able to gain full control of the blockchain and the ability to manipulate the blockchain on a forward-looking basis, including censoring transactions following the achievement of threshold, double-spending and fraudulent block propagation, while the attacker maintains the threshold. In theory, the minority non-attackers might reach social consensus to reject blocks proposed by the malicious majority attacker, reducing the attacker's ability to engage in malicious activity, but there can be no assurance this would happen or that non-attackers would be able to coordinate effectively.
▪a “>66% attack” where, if a validator or group of validators acting in concert were to gain control of more than 66% of the total staked crypto asset on the blockchain, a malicious actor could permanently and irreversibly manipulate the blockchain, including censorship, double-spending, and fraudulent block propagation, both on a forward- and backward-looking basis. The attacker could unilaterally finalize their preferred chain without the votes of any other stakers and could also reverse past finalized blocks.
Further, smart contracts on the network may create systemic risk for the price of a crypto asset in the event of an exploit. If a significant portion of a crypto asset is held by a small number of holders sometimes referred to as “whales,” these holders have the ability to manipulate the price of the crypto asset.
◦Crypto Asset Tax Risk. Current IRS guidance indicates that convertible virtual currency, defined as a digital representation of value that functions as a medium of exchange, a unit of account, and/or a store of value that has an equivalent value in real currency, or that acts as a substitute for real currency, should be treated and taxed as property, and that transactions involving the payment of convertible virtual currency for goods and services should be treated as barter transactions. While this treatment allows for the possibility of capital gains treatment, it creates a potential tax reporting requirement in any circumstance where the ownership of convertible virtual currency passes from one person to another, usually by means of convertible virtual currency transactions (including off-blockchain transactions), which could discourage the use of digital assets as a medium of exchange, especially for a holder of digital assets that have appreciated in value.

Crypto Asset Risk, Supply And Demand Risk Member
Prospectus [Line Items]
Risk [Text Block]	Supply and Demand. It is believed that speculators and investors who seek to profit from trading and holding Crypto Assets currently account for a significant portion of demand for any Crypto Asset. Such speculation regarding the potential future appreciation in the price of Crypto Assets may artificially inflate or deflate the price of Crypto Assets. Market fraud and/or manipulation and other fraudulent trading practices, such as the intentional dissemination of false or misleading information (e.g., false rumors) can, among other things, lead to a disruption of the orderly functioning of markets and significant market volatility and cause the value of crypto asset futures to fluctuate quickly and without warning.
Crypto Asset Risk, Adoption And Use Of Crypto Assets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Adoption and Use of Crypto Assets. Crypto Assets and Crypto Asset-related investments are relatively new investments, and the continued adoption of the relevant Crypto Asset will require growth in its usage as a means of payment or for recordkeeping. Even if growth in Crypto Asset adoption continues in the near or medium-term, there is no assurance that Crypto Asset usage will continue to grow over the long-term. A contraction in the use of a Crypto Asset may result in a lack of liquidity, increased volatility in and a reduction in the price of the Crypto Asset.
Many digital asset networks face significant scaling challenges and are being upgraded with various features designed to increase the speed of digital asset transactions and the number of transactions that can be processed in a given period (known as “throughput”). These attempts to increase the volume of transactions may not be effective, and such upgrades may fail, resulting in potentially irreparable damage to a crypto asset’s network and the value of the Crypto Asset.

Crypto Asset Risk, Risk Factors Related To The Regulation Of Crypto Assets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risk Factors Related to the Regulation of Crypto Assets. Any final determination by a court that any Crypto Asset is a “security” may adversely affect the value of the Crypto Asset and the value of the Fund’s shares, and, if the Crypto Asset is not, or cannot, be registered as a security, result in a potential exclusion from the Fund.
Depending on its characteristics, a crypto asset may be considered a “security” under the federal securities laws. The test for determining whether a particular Crypto Asset is a “security” is complex and difficult to apply, and the outcome is difficult to predict. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC did not consider bitcoin or ether to be securities, and does not currently consider bitcoin to be a security. The SEC staff has also provided informal assurances via no-action letters to a handful of promoters that their Crypto Assets are not securities.
On the other hand, the SEC has brought enforcement actions against the issuers and promoters of several other Crypto Assets on the basis that the Crypto Assets in question are securities. More recently, the SEC has also brought enforcement actions against various Crypto Asset trading platforms for allegedly operating unregistered securities exchanges on the basis that certain of the Crypto Assets traded on their platforms are securities. For example, in June 2023, the SEC brought a complaint against Coinbase (the “Coinbase Complaint”) alleging violations of a variety of securities laws. In its complaint, the SEC asserted that Solana is a security under the federal securities laws. In February 2025, the SEC dismissed the Coinbase Complaint.
If an appropriate court determines that a Crypto Asset is a security, the Adviser would not intend to permit the Fund to continue holding its investments in a way that would violate the federal securities laws.

Crypto Asset Risk, Largely Unregulated Marketplace Risk Member
Prospectus [Line Items]
Risk [Text Block]	Largely Unregulated Marketplace. Crypto Asset trading venues are relatively new and, in most cases, largely unregulated. As a result of this lack of regulation, individuals or groups may engage in insider trading, fraud, or market manipulation with respect to Crypto Assets. Such manipulation could cause investors in Crypto Assets to lose money, possibly the entire value of their investments. Additionally, some Crypto Asset trading platforms may not operate in compliance with applicable law, and such non-compliance may cause such platforms to close operations in certain jurisdictions and/or be the subjects of regulatory investigations.
Crypto Asset trading venues are not subject to the same regulations as regulated securities or futures exchanges. Crypto Asset trading venues that are regulated typically must comply with minimum net worth, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers or their markets to the same extent that regulated securities exchanges or futures exchanges are required to do so. As a result, markets for Crypto Assets may be subject to manipulation or fraud and may be subject to larger and/or more frequent sudden declines than assets traded on more traditional exchanges. Investors in Crypto Assets may lose money, possibly the entire value of their investments.
Over the past several years, a number of crypto asset trading venues have been closed due to fraud, failure or security breaches. The nature of the assets held at Crypto Asset trading venues makes them appealing targets for hackers, and a number of Crypto Asset trading venues have been victims of cybercrimes and other fraudulent activity. These activities have caused significant, and in some cases total, losses for crypto investors. Investors in Crypto Assets may have little or no recourse should such theft, fraud, or manipulation occur. There is no central registry showing which individuals or entities own Crypto Assets or the quantity of Crypto Assets that are owned by any particular person or entity. There are no regulations in place that would prevent a large holder or a group of holders from selling their Crypto Assets, which could depress the price of the applicable Crypto Asset, or otherwise attempting to manipulate the price of the Crypto Asset. Events that reduce user confidence in a Crypto Asset, the applicable blockchain and the fairness of crypto asset trading venues could have a negative impact on the price of a Crypto Asset and the value of an investment in the Fund.
If the Crypto Asset trading venues become subject to onerous regulations or are subject to enforcement actions by regulatory authorities (including FinCEN, the SEC, the CFTC, FINRA, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the Internal Revenue Service (“IRS”), the Office of the Comptroller of the Currency, the Federal Deposit Insurance Corporation, the Federal Reserve, and state financial institution regulators), among other things, trading in the Crypto Assets may be concentrated in a smaller number of trading venues, which may materially impact the price, volatility, and trading volumes of Crypto Assets. Additionally, the trading venues may be required to comply with tax, anti-money laundering (“AML”), know-your-customer (“KYC”) and other regulatory requirements, and compliance and reporting obligations that may make it more costly to transact in or trade Crypto Assets (which may materially impact price, volatility, or trading of Crypto Assets more generally). Each of these events could have a negative impact on the value of an investment in the Fund.
The trading of Crypto Assets are fragmented across numerous trading venues. The fragmentation of the volume of crypto asset transactions across multiple trading venues can lead to higher volatility than would be expected if volume was concentrated in a single trading venue. Market fragmentation and volatility increase the likelihood of price differences across different trading venues.

Crypto Asset Risk, Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Blockchain technology and network functionality rely on the Internet. A significant disruption or interruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies and the price of Crypto Assets. In addition, certain features of blockchain technology, such as decentralization, open source protocol, including the code of digital contracts stored on a blockchain, that are automatically executed when predetermined terms and conditions are met (“smart contracts”), and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response. Cybersecurity exploitations or attacks against entities that custody or facilitate the transfers or trading of a crypto asset could result in a significant theft of the crypto asset and a loss of public confidence, which could lead to a decline in the value of the crypto asset and, as a result, adversely impact the Fund’s investment in a Crypto Asset. Additionally, if a malicious actor or botnet (i.e., a volunteer or hacked collection of computers controlled by networked software coordinating the actions of the computers) obtains control of more than 50% of the processing power of a crypto asset’s network, such actor or botnet could alter the blockchain and adversely affect the value of the crypto asset, which would adversely affect the Fund’s investment in a Crypto Asset.
Crypto Asset Risk, Forked Asset Risk Member
Prospectus [Line Items]
Risk [Text Block]	Forked Asset Risk. Crypto asset networks operate using open-source protocols, meaning that any user can download the software, modify it and then propose that the users and validators adopt the modification. When a modification is introduced and a substantial majority of users and validators consent to the modification, the change is implemented and the network remains uninterrupted. However, if less than a substantial majority of users and validators consent to the proposed modification, and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “hard fork” of a crypto asset network, with one group running the pre-modified software and the other running the modified software. The effect of such a fork would be the existence of two versions of a crypto asset network running in parallel, yet lacking interchangeability. For example, in August 2017, Bitcoin “forked” into Bitcoin and a new digital asset, Bitcoin Cash, as a result of a several-year dispute over how to increase the rate of transactions that the Bitcoin network can process.
Forks may also occur as a network community’s response to a significant security breach. For example, in June 2016, an anonymous hacker exploited a smart contract running on the Ethereum Network to siphon approximately $60 million of ether held by The DAO, a distributed autonomous organization, into a segregated account. In response to the hack, most participants in the Ethereum community elected to adopt a “fork” that effectively reversed the hack. However, a minority of users continued to develop the original blockchain, now referred to as “Ethereum Classic,” with the digital asset on that blockchain now referred to as Ether Classic (“ETC”). ETC now trades on several digital asset trading platforms. A fork may also occur as a result of an unintentional or unanticipated software flaw in the various versions of otherwise compatible software that users run. Such a fork could lead to users and validators abandoning the digital asset with the flawed software. It is possible, however, that a substantial number of users and validators could adopt an incompatible version of the digital asset while resisting community-led efforts to merge the two chains. This could result in a permanent fork, as in the case of ether and ETC.
In addition, many developers have previously initiated hard forks in the blockchain to launch new digital assets, such as Bitcoin Gold and Bitcoin Diamond. To the extent such digital assets compete with the Crypto Assets, such competition could impact demand for the Crypto Assets and could adversely impact the value of the Fund’s shares.
Furthermore, a hard fork can lead to new security concerns. For example, when the Ethereum and Ethereum Classic networks split in July 2016, replay attacks, in which transactions from one network were rebroadcast to nefarious effect on the other network, plagued digital asset trading platforms through at least October 2016. A digital asset trading platform announced in July 2016 that it had lost 40,000 ETC, worth about $100,000 at that time, as a result of replay attacks. Another possible result of a hard fork is an inherent decrease in the level of security due to significant amounts of mining/validating power remaining on one network or migrating instead to the new forked network. After a hard fork, it may become easier for an individual validator or validator pool’s power to exceed levels necessary to execute an attack on the network.
A future fork in the crypto asset network for a Crypto Asset could adversely affect the value of the Fund’s shares.
◦“Attack” Risk. All networked systems are vulnerable to various kinds of attacks. A blockchain may be vulnerable to several types of attacks, including:
▪a “33% attack” where, if a validator or group of validators were to gain control of more than 33% of the total staked crypto asset on the applicable blockchain, a malicious actor could temporarily impede or delay block confirmation or even cause a temporary fork in the blockchain.
▪a “50% attack” where, if a validator or group of validators acting in concert were to gain control of more than 50% of the staked crypto asset, a malicious actor would be able to gain full control of the blockchain and the ability to manipulate the blockchain on a forward-looking basis, including censoring transactions following the achievement of threshold, double-spending and fraudulent block propagation, while the attacker maintains the threshold. In theory, the minority non-attackers might reach social consensus to reject blocks proposed by the malicious majority attacker, reducing the attacker's ability to engage in malicious activity, but there can be no assurance this would happen or that non-attackers would be able to coordinate effectively.
▪a “>66% attack” where, if a validator or group of validators acting in concert were to gain control of more than 66% of the total staked crypto asset on the blockchain, a malicious actor could permanently and irreversibly manipulate the blockchain, including censorship, double-spending, and fraudulent block propagation, both on a forward- and backward-looking basis. The attacker could unilaterally finalize their preferred chain without the votes of any other stakers and could also reverse past finalized blocks.
Further, smart contracts on the network may create systemic risk for the price of a crypto asset in the event of an exploit. If a significant portion of a crypto asset is held by a small number of holders sometimes referred to as “whales,” these holders have the ability to manipulate the price of the crypto asset.
Crypto Asset Risk, Crypto Asset Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Crypto Asset Tax Risk. Current IRS guidance indicates that convertible virtual currency, defined as a digital representation of value that functions as a medium of exchange, a unit of account, and/or a store of value that has an equivalent value in real currency, or that acts as a substitute for real currency, should be treated and taxed as property, and that transactions involving the payment of convertible virtual currency for goods and services should be treated as barter transactions. While this treatment allows for the possibility of capital gains treatment, it creates a potential tax reporting requirement in any circumstance where the ownership of convertible virtual currency passes from one person to another, usually by means of convertible virtual currency transactions (including off-blockchain transactions), which could discourage the use of digital assets as a medium of exchange, especially for a holder of digital assets that have appreciated in value.
Bitcoin Risk Member
Prospectus [Line Items]
Risk [Text Block]	Bitcoin Risk. Investments linked to bitcoin can be highly volatile compared to investments in traditional securities and the Fund may experience sudden and large losses. The markets for bitcoin may become illiquid. These markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics and pandemics) and changes in interest rates or inflation rates.
A number of factors impact the price and market for bitcoin.
◦Adoption and Use of Bitcoin. The continued adoption of bitcoin will require growth in its usage as a means of payment. Even if growth in bitcoin adoption continues in the near or medium-term, there is no assurance that bitcoin usage will continue to grow over the long-term. The slowness of transaction processing and the variability of transaction fees are significant impediments to the widespread adoption of bitcoin. To address these issues, participants have created secondary networks that layer on top of the blockchain to facilitate small, low-cost transactions (e.g., Lightning Network). These secondary networks may be more vulnerable to fraud and malicious attacks and may experience greater price volatility. In addition, participants have been slow to adopt these secondary networks. If the adoption and use of bitcoin slows or contracts, bitcoin may become less liquid, and the price of bitcoin may experience greater volatility.
◦Competition From Other Blockchains and Digital Assets. It is possible that other blockchains will emerge that are similarly designed to serve as an alternative payment system, such as those focused on privacy through the use of zero-knowledge cryptography. These alternative blockchains have in the past and may in the future seek to compete with the Bitcoin Network by offering networks that improve the speed of transaction processing, address issues in the finality and variability of transaction fees in the Bitcoin Networks, and with lesser volatility in the digital asset’s price than bitcoin. In addition, it is also possible that other digital assets and trading systems could become more widely accepted and used than bitcoin. The market demand for these alternative blockchains may reduce the market demand for bitcoin which would adversely impact the price of bitcoin.
◦The Regulatory Environment Relating to Bitcoin. The regulation of bitcoin, digital assets, digital asset trading venues, and related products and services continues to evolve. The inconsistent and sometimes conflicting regulatory landscape may make it more difficult for bitcoin businesses to provide services, which may impede the growth of the bitcoin economy and have an adverse effect on adoption of bitcoin. In addition, certain bitcoin businesses may be operating out of compliance with regulations. Future regulatory changes or enforcement actions by regulatory authorities may alter, perhaps to a material extent, the ability to buy and sell bitcoin. Similarly, future regulatory changes or enforcement actions could impact the ability of the Fund to achieve its investment objective or alter the nature of an investment in the Fund or the ability of the Fund to continue to operate, as planned.
◦Declining Mining Compensation. Transactions in bitcoin are processed by miners which are compensated in bitcoin based on a declining payment schedule and, in some instances, by voluntary fees paid by participants. If this compensation is not sufficient to incentivize miners to process transactions, the confirmation process for transactions may slow and the Bitcoin Network may become more vulnerable to malicious actors. These and similar events may have a significant adverse effect on the price and liquidity of bitcoin and the value of an investment in the Fund.
◦Bitcoin Market Volatility Risk. The price of bitcoin has historically been highly volatile. The value of the Fund’s exposure to bitcoin could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund you should not invest in the Fund.
Trading prices of bitcoin and other digital assets have experienced significant volatility and may continue to do so. For instance, there were steep increases in the value of certain digital assets, including bitcoin over the course of 2021, and multiple market observers asserted that digital assets were experiencing a “bubble.” These increases were followed by steep drawdowns throughout 2022 in digital asset trading prices, including for bitcoin. These episodes of rapid price appreciation followed by steep drawdowns have occurred multiple times throughout bitcoin’s history. Such volatility is expected to persist.
◦Environmental Risk. Bitcoin mining currently requires computing hardware that consumes large amounts of electricity. By way of electrical power generation, many bitcoin miners rely on fossil fuels to power their operations. Public perception of the impact of bitcoin mining on climate change may reduce demand for bitcoin and increase the likelihood of regulation that limits bitcoin mining or restricts energy usage by bitcoin miners. Such events could have a negative impact on the price of bitcoin and the performance of the Fund.

Bitcoin Risk, Adoption And Use Of Bitcoin Risk Member
Prospectus [Line Items]
Risk [Text Block]	Adoption and Use of Bitcoin. The continued adoption of bitcoin will require growth in its usage as a means of payment. Even if growth in bitcoin adoption continues in the near or medium-term, there is no assurance that bitcoin usage will continue to grow over the long-term. The slowness of transaction processing and the variability of transaction fees are significant impediments to the widespread adoption of bitcoin. To address these issues, participants have created secondary networks that layer on top of the blockchain to facilitate small, low-cost transactions (e.g., Lightning Network). These secondary networks may be more vulnerable to fraud and malicious attacks and may experience greater price volatility. In addition, participants have been slow to adopt these secondary networks. If the adoption and use of bitcoin slows or contracts, bitcoin may become less liquid, and the price of bitcoin may experience greater volatility.
Bitcoin Risk, Competition From Other Blockchains And Digital Assets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Competition From Other Blockchains and Digital Assets. It is possible that other blockchains will emerge that are similarly designed to serve as an alternative payment system, such as those focused on privacy through the use of zero-knowledge cryptography. These alternative blockchains have in the past and may in the future seek to compete with the Bitcoin Network by offering networks that improve the speed of transaction processing, address issues in the finality and variability of transaction fees in the Bitcoin Networks, and with lesser volatility in the digital asset’s price than bitcoin. In addition, it is also possible that other digital assets and trading systems could become more widely accepted and used than bitcoin. The market demand for these alternative blockchains may reduce the market demand for bitcoin which would adversely impact the price of bitcoin.
Bitcoin Risk, The Regulatory Environment Relating To Bitcoin Risk Member
Prospectus [Line Items]
Risk [Text Block]	The Regulatory Environment Relating to Bitcoin. The regulation of bitcoin, digital assets, digital asset trading venues, and related products and services continues to evolve. The inconsistent and sometimes conflicting regulatory landscape may make it more difficult for bitcoin businesses to provide services, which may impede the growth of the bitcoin economy and have an adverse effect on adoption of bitcoin. In addition, certain bitcoin businesses may be operating out of compliance with regulations. Future regulatory changes or enforcement actions by regulatory authorities may alter, perhaps to a material extent, the ability to buy and sell bitcoin. Similarly, future regulatory changes or enforcement actions could impact the ability of the Fund to achieve its investment objective or alter the nature of an investment in the Fund or the ability of the Fund to continue to operate, as planned.
Bitcoin Risk, Declining Mining Compensation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Declining Mining Compensation. Transactions in bitcoin are processed by miners which are compensated in bitcoin based on a declining payment schedule and, in some instances, by voluntary fees paid by participants. If this compensation is not sufficient to incentivize miners to process transactions, the confirmation process for transactions may slow and the Bitcoin Network may become more vulnerable to malicious actors. These and similar events may have a significant adverse effect on the price and liquidity of bitcoin and the value of an investment in the Fund.
Bitcoin Risk, Bitcoin Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Bitcoin Market Volatility Risk. The price of bitcoin has historically been highly volatile. The value of the Fund’s exposure to bitcoin could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund you should not invest in the Fund.
Trading prices of bitcoin and other digital assets have experienced significant volatility and may continue to do so. For instance, there were steep increases in the value of certain digital assets, including bitcoin over the course of 2021, and multiple market observers asserted that digital assets were experiencing a “bubble.” These increases were followed by steep drawdowns throughout 2022 in digital asset trading prices, including for bitcoin. These episodes of rapid price appreciation followed by steep drawdowns have occurred multiple times throughout bitcoin’s history. Such volatility is expected to persist.

Bitcoin Risk, Environmental Risk Member
Prospectus [Line Items]
Risk [Text Block]	Environmental Risk. Bitcoin mining currently requires computing hardware that consumes large amounts of electricity. By way of electrical power generation, many bitcoin miners rely on fossil fuels to power their operations. Public perception of the impact of bitcoin mining on climate change may reduce demand for bitcoin and increase the likelihood of regulation that limits bitcoin mining or restricts energy usage by bitcoin miners. Such events could have a negative impact on the price of bitcoin and the performance of the Fund.
Solana Risk Member
Prospectus [Line Items]
Risk [Text Block]	Solana Risk. Solana has a relatively limited history of existence and operations. There is a limited established performance record for the price of Solana and, in turn, a limited basis for evaluating an investment in Solana. Although past performance is not necessarily indicative of future results, if Solana had a more established history, such history might (or might not) provide investors with more information on which to evaluate an investment in the Fund.
Digital assets, such as Solana, were only introduced within the past 15 years, and the medium- to long-term value of Solana, and therefore the Fund, is subject to a number of factors over time relating to the capabilities and development of blockchain technologies, such as the recentness of their development; their dependence on the Internet and other technologies; their dependence on the role played by users, developers, and validators; and the potential for malicious activity. Solana was conceived in 2017, with private token sales beginning in 2018, and a public sale taking place in 2020. For example, the realization of one or more of the following risks could materially adversely affect the value of the Shares: digital asset networks, including the Solana peer-to-peer network and associated blockchain ledger (such blockchain, the “Solana blockchain” and together with the peer-to-peer network, the “Solana Network” or “Layer 1 Solana Network”), and the software used to operate them are in the early stages of development. Given the recentness of the development of digital asset networks, digital assets may not function as intended, and parties may be unwilling to use digital assets, which would dampen the growth, if any, of digital asset networks. Because Solana is a digital asset, the value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of digital assets, including the fact that digital assets are bearer instruments and loss, theft, compromise, or destruction of the associated private keys could result in permanent loss of the asset.
The Solana Network, including the cryptographic and algorithmic protocols associated with the operation of the Solana blockchain, has only been in existence since 2020, with initial development beginning in 2017. Solana markets have a limited performance record, making them part of a new and rapidly evolving industry that is subject to a variety of factors that are difficult to evaluate. For example, the following are some of the risks that could materially adversely affect the value of the Shares:
◦Digital assets, including Solana, are controllable only by the possessor of both the unique public key and private key or keys relating to the Solana Network address, or “wallet,” at which the digital asset is held. Private keys must be safeguarded and kept private in order to prevent a third party from accessing the digital asset held in such wallet. The loss, theft, compromise, or destruction of a private key required to access a digital asset may be irreversible. If a private key is lost, stolen, destroyed, or otherwise compromised and no backup of the private key is accessible, the owner would be unable to access the digital asset corresponding to that private key, and the private key would not be capable of being restored by the digital asset network, resulting in the total loss of the value of the digital asset linked to the private key.
◦Digital asset networks are dependent upon the Internet. A disruption of the Internet or a digital asset network, such as the Solana Network, would affect the ability to transfer digital assets, including Solana, and, consequently, their value.
◦Governance of the Solana Network is by voluntary consensus and open competition. As a result, there may be a lack of consensus or clarity on the governance of the Solana Network, which may stymie the Solana Network’s utility and ability to grow and face challenges. In particular, it may be difficult to find solutions or martial sufficient effort to overcome any future problems on the Solana Network, especially long-term problems.
◦The foregoing notwithstanding, the Solana Network’s protocol is informally overseen by a collective of core developers who propose amendments to the relevant network’s source code. Core developers’ roles evolve over time, largely based on self-determined participation. If a significant majority of users and validators were to adopt amendments to the Solana Network based on the proposals of such core developers, the Solana Network would be subject to new protocols that may adversely affect the value of Solana.
◦To the extent that any validators cease to record transactions that do not include the payment of a transaction fee in solved blocks or do not record a transaction because the transaction fee is too low, such transactions will not be recorded on the Solana blockchain until a block is validated by a validator who does not require the payment of transaction fees or is willing to accept a lower fee. Any widespread delays in recording transactions could result in a loss of confidence in a digital asset network.
◦As the Solana Network continues to develop and grow, certain technical issues might be uncovered, and the troubleshooting and resolution of such issues requires the attention and efforts of Solana’s global development community. Like all software, the Solana Network is at risk of vulnerabilities and bugs that can potentially be exploited by malicious actors.
◦Moreover, in the past, bugs, defects, and flaws in the source code for digital assets have been exposed and exploited, including flaws that disrupted normal Solana Network, Solana Client, or DApp and smart contract operations or disabled related functionality for users, exposed users’ personal information, and/or resulted in the theft of users’ digital assets. The cryptography underlying the Solana Network or Solana as an asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry, and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Solana Network or take the Fund’s Solana, which would adversely affect the value of the Shares. Moreover, normal operations and functionality of the Solana Network may be negatively affected. Such losses of functionality could lead to the Solana Network losing attractiveness to users, nodes, validators, or other stakeholders, thereby dampening demand for Solana. Even if another digital asset other than Solana were affected by similar circumstances, any reduction in confidence in the source code or cryptography underlying digital assets generally could negatively affect the demand for digital assets and therefore adversely affect the value of the Shares.
◦The Solana Network is still in the process of developing and making significant decisions that will affect policies that govern the supply and issuance of Solana as well as other Solana Network protocols. The open-source nature of many digital asset network protocols, such as the protocol for the Solana Network, means that developers and other contributors are generally not directly compensated for their contributions in maintaining and developing such protocols. As a result, the developers and other contributors of a particular digital asset may lack a financial incentive to maintain or develop the network or may lack the resources to adequately address emerging issues. Alternatively, some developers may be funded by companies whose interests are at odds with other participants in a particular digital asset network. If the Solana Network does not successfully develop its policies on supply and issuance and other major design decisions, or does so in a manner that is not attractive to network participants, it could lead to a decline in adoption of the Solana Network and price of Solana.
◦Solana is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact Solana trading venues. Additionally, if a single validator or a coordinated group of validators were to gain control of more than 33% of the staked Solana, they could impede block finalization or censor transactions on the Solana Network. If such control were to exceed 66%, they could, in theory, finalize malicious transactions and exert significant influence over the network, including the potential to manipulate transaction ordering or attempt double-spending. If such a validator or group of validators were to gain control of one-third of staked Solana, they could halt payments. A significant portion of Solana is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of Solana and these holders may have the ability to manipulate the price of Solana.
Moreover, because digital assets, including Solana, have been in existence for a short period of time and are continuing to develop, there may be additional risks in the future that are impossible to predict as of the date of this Prospectus.

XRP Risk Member
Prospectus [Line Items]
Risk [Text Block]	XRP Risk. Crypto assets, such as XRP, operate without central authority or banks and are not backed by any government. Crypto assets are often referred to as a “virtual asset” or “digital asset,” and operate as a decentralized, peer-to-peer financial trading platform and value storage that is used like money. A crypto asset is also not a legal tender. Investments linked to XRP can be highly volatile compared to investments in traditional securities and the Fund may experience sudden and large losses. The markets for XRP and XRP-related investments may become illiquid. These markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics and pandemics) and changes in interest rates or inflation rates. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. A number of factors affect the price and market for XRP:
◦New Technology. XRP is a relatively new technological innovation with a limited operating history. XRP has a relatively limited history of existence and operations. There is a limited established performance record for the price of XRP and, in turn, a limited basis for evaluating an investment in XRP.
◦Supply and Demand of XRP. Unlike other digital assets such as bitcoin or ether, XRP is not and was not mined gradually over time. Instead, all 100 billion XRP tokens were created at the time of the XRP Ledger’s launch in 2012. This means that every XRP token that exists today, or will ever exist, was generated from the outset of the XRP Ledger. As a result, there is no ability for the supply of XRP to be adjusted in response to economic conditions. For instance, there is no ability for the supply of XRP to be increased to meet rising demand, which could lead to price volatility. In addition, unlike blockchains that utilize “proof-of-work” or “proof-of-stake” where miners or stakers are rewarded with newly minted coins or tokens, XRP validators are not incentivized by block rewards since there is no new issuance of XRP.
Additionally, the fixed supply of XRP, combined with the burning of XRP (permanently destroyed) as transaction fees, could create deflationary pressure over time. A small amount of XRP is burned with every transaction to prevent spam on the network. While the amount of XRP burned per transaction is minuscule, over time, the total supply of XRP will slowly decrease. This could lead to a deflationary environment where the decreasing supply drives up the price of XRP, making it less practical as a medium of exchange. Additionally, as the total supply of XRP slowly shrinks due to burning, liquidity could become an issue in the distant future, potentially making it harder for businesses and users to access sufficient XRP for their transactions.
The fixed supply of XRP could also contribute to price volatility, especially if demand fluctuates significantly. Since the supply of XRP is fixed, any significant surge in demand can result in large price spikes. For example, during periods of high market activity or speculation, the price of XRP could rapidly increase due to the inability to expand supply to match demand. This volatility could make XRP less predictable for businesses that rely on it for payments. Digital assets with a flexible supply, such as stablecoins, can adjust to maintain a stable value. XRP, however, could experience price swings that make it less attractive for everyday transactions or long-term financial planning.
The fixed supply of XRP may also not scale well with rapidly expanding use cases. To the extent more businesses, financial institutions, and payment providers adopt XRP for cross-border transactions and other use cases, there is a risk that the fixed supply may not meet such growing demand, leading to supply shortages and further price volatility. In the case of massive adoption, the scarcity of XRP could raise its value too much, making it less appealing for day-to-day transactions or use as a liquidity bridge in cross-border payments, as businesses might prefer a more stable and widely available currency.
Ripple Labs holds a large portion of the XRP supply, which has led to concerns about centralization. Despite escrow mechanisms that gradually release XRP into the market, Ripple Labs still retains control over a significant portion of XRP, which can impact market dynamics if large amounts are sold. The concentration of XRP in the hands of Ripple Labs and early stakeholders could affect the market’s confidence in XRP as a decentralized asset.
◦Adoption and Use of XRP. The continued adoption of XRP will require growth in its usage as a means of exchange and payment. Even if growth in XRP adoption continues in the near or medium-term, there is no assurance that XRP usage will continue to grow over the long-term. A contraction in the use of XRP may result in a lack of liquidity, increased volatility in and a reduction to the price of XRP.
◦The Regulatory Environment Relating to XRP. The regulation of cryptocurrencies, digital assets and related investments in the U.S. is in its nascent stages and the nature and extent of the regulatory framework to be implemented is not yet clear. Federal and state, as well as foreign governments may restrict the use and exchange of a crypto asset, such as XRP. Depending on its characteristics, a digital asset, including XRP, may be considered a “security” under U.S. federal and/or state securities laws. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is difficult to predict. Any enforcement action by the SEC or a state securities regulator asserting that XRP is a security, or a court decision to that effect, would be expected to have an immediate material adverse impact on the trading price of XRP, as well as the Shares. This is because the business models behind most digital assets are incompatible with regulations applying to transactions in securities. If a digital asset is determined to be a security, it is likely to become difficult or impossible for the digital asset to be traded, cleared or custodied in the United States through the same channels used by non-security digital assets, which in addition to materially and adversely affecting the trading value of the digital asset is likely to significantly impact its liquidity and market participants’ ability to convert the digital asset into U.S. dollars. Any assertion that a digital asset is a security by the SEC or another regulatory authority may have similar effects.
◦Largely Unregulated Marketplace. Digital asset markets, including spot markets for XRP, are growing rapidly. The spot markets through which XRP and other digital assets trade are new and, in some cases, may be subject to but not comply with their relevant jurisdiction’s regulations. These markets are local, national and international and include a broadening range of digital assets and participants. Significant trading may occur on systems and platforms with minimum predictability. Spot markets may impose daily, weekly, monthly or customer-specific transaction or withdrawal limits or suspend withdrawals entirely, rendering the exchange of XRP for fiat currency difficult or impossible. Participation in spot markets requires users to take on credit risk by transferring XRP from a personal account to a third party’s account.
Digital asset exchanges do not appear to be subject to, or may not comply with, regulation in a similar manner as other regulated trading platforms, such as national securities exchanges or designated contract markets. Many digital asset exchanges are unlicensed, unregulated, operate without extensive supervision by governmental authorities, and do not provide the public with significant information regarding their ownership structure, management team, corporate practices, cybersecurity, and regulatory compliance. In particular, those located outside the United States may be subject to significantly less stringent regulatory and compliance requirements in their local jurisdictions.
As a result, trading activity on or reported by these digital asset exchanges is generally significantly less regulated than trading in regulated U.S. securities and commodities markets, and may reflect behavior that would be prohibited in regulated U.S. trading venues. Furthermore, many spot markets lack certain safeguards put in place by more traditional exchanges to enhance the stability of trading on the exchange and prevent flash crashes, such as limit-down circuit breakers. As a result, the prices of digital assets such as XRP on digital asset exchanges may be subject to larger and/or more frequent sudden declines than assets traded on more traditional exchanges. Tools to detect and deter fraudulent or manipulative trading activities (such as market manipulation, front-running of trades, and wash-trading) may not be available to or employed by digital asset exchanges or may not exist at all. As a result, the marketplace may lose confidence in, or may experience problems relating to, these venues.
No XRP exchange is immune from these risks. While the Fund does not buy or sell XRP on XRP spot markets, the closure or temporary shutdown of XRP exchanges due to fraud, business failure, hackers or malware, or government-mandated regulation may reduce confidence in the XRP network and can slow down the mass adoption of XRP. Further, spot market failures or that of any other major component of the overall XRP ecosystem can have an adverse effect on XRP markets and the price of XRP and could therefore have a negative impact on the performance of the Fund. Furthermore, the closure or temporary shutdown of an XRP spot market may impact the Fund’s ability to determine the value of its XRP holdings or for the Fund’s Authorized Participants to effectively arbitrage the Shares.

XRP Risk, New Technology Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Technology. XRP is a relatively new technological innovation with a limited operating history. XRP has a relatively limited history of existence and operations. There is a limited established performance record for the price of XRP and, in turn, a limited basis for evaluating an investment in XRP.
XRP Risk, Supply And Demand Of XRP Risk Member
Prospectus [Line Items]
Risk [Text Block]	Supply and Demand of XRP. Unlike other digital assets such as bitcoin or ether, XRP is not and was not mined gradually over time. Instead, all 100 billion XRP tokens were created at the time of the XRP Ledger’s launch in 2012. This means that every XRP token that exists today, or will ever exist, was generated from the outset of the XRP Ledger. As a result, there is no ability for the supply of XRP to be adjusted in response to economic conditions. For instance, there is no ability for the supply of XRP to be increased to meet rising demand, which could lead to price volatility. In addition, unlike blockchains that utilize “proof-of-work” or “proof-of-stake” where miners or stakers are rewarded with newly minted coins or tokens, XRP validators are not incentivized by block rewards since there is no new issuance of XRP.
Additionally, the fixed supply of XRP, combined with the burning of XRP (permanently destroyed) as transaction fees, could create deflationary pressure over time. A small amount of XRP is burned with every transaction to prevent spam on the network. While the amount of XRP burned per transaction is minuscule, over time, the total supply of XRP will slowly decrease. This could lead to a deflationary environment where the decreasing supply drives up the price of XRP, making it less practical as a medium of exchange. Additionally, as the total supply of XRP slowly shrinks due to burning, liquidity could become an issue in the distant future, potentially making it harder for businesses and users to access sufficient XRP for their transactions.
The fixed supply of XRP could also contribute to price volatility, especially if demand fluctuates significantly. Since the supply of XRP is fixed, any significant surge in demand can result in large price spikes. For example, during periods of high market activity or speculation, the price of XRP could rapidly increase due to the inability to expand supply to match demand. This volatility could make XRP less predictable for businesses that rely on it for payments. Digital assets with a flexible supply, such as stablecoins, can adjust to maintain a stable value. XRP, however, could experience price swings that make it less attractive for everyday transactions or long-term financial planning.
The fixed supply of XRP may also not scale well with rapidly expanding use cases. To the extent more businesses, financial institutions, and payment providers adopt XRP for cross-border transactions and other use cases, there is a risk that the fixed supply may not meet such growing demand, leading to supply shortages and further price volatility. In the case of massive adoption, the scarcity of XRP could raise its value too much, making it less appealing for day-to-day transactions or use as a liquidity bridge in cross-border payments, as businesses might prefer a more stable and widely available currency.
Ripple Labs holds a large portion of the XRP supply, which has led to concerns about centralization. Despite escrow mechanisms that gradually release XRP into the market, Ripple Labs still retains control over a significant portion of XRP, which can impact market dynamics if large amounts are sold. The concentration of XRP in the hands of Ripple Labs and early stakeholders could affect the market’s confidence in XRP as a decentralized asset.

XRP Risk, Adoption And Use Of XRP Risk Member
Prospectus [Line Items]
Risk [Text Block]	Adoption and Use of XRP. The continued adoption of XRP will require growth in its usage as a means of exchange and payment. Even if growth in XRP adoption continues in the near or medium-term, there is no assurance that XRP usage will continue to grow over the long-term. A contraction in the use of XRP may result in a lack of liquidity, increased volatility in and a reduction to the price of XRP.
XRP Risk, The Regulatory Environment Relating To XRP Risk Member
Prospectus [Line Items]
Risk [Text Block]	The Regulatory Environment Relating to XRP. The regulation of cryptocurrencies, digital assets and related investments in the U.S. is in its nascent stages and the nature and extent of the regulatory framework to be implemented is not yet clear. Federal and state, as well as foreign governments may restrict the use and exchange of a crypto asset, such as XRP. Depending on its characteristics, a digital asset, including XRP, may be considered a “security” under U.S. federal and/or state securities laws. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is difficult to predict. Any enforcement action by the SEC or a state securities regulator asserting that XRP is a security, or a court decision to that effect, would be expected to have an immediate material adverse impact on the trading price of XRP, as well as the Shares. This is because the business models behind most digital assets are incompatible with regulations applying to transactions in securities. If a digital asset is determined to be a security, it is likely to become difficult or impossible for the digital asset to be traded, cleared or custodied in the United States through the same channels used by non-security digital assets, which in addition to materially and adversely affecting the trading value of the digital asset is likely to significantly impact its liquidity and market participants’ ability to convert the digital asset into U.S. dollars. Any assertion that a digital asset is a security by the SEC or another regulatory authority may have similar effects.
XRP Risk, Largely Unregulated Marketplace Risk Member
Prospectus [Line Items]
Risk [Text Block]	Largely Unregulated Marketplace. Digital asset markets, including spot markets for XRP, are growing rapidly. The spot markets through which XRP and other digital assets trade are new and, in some cases, may be subject to but not comply with their relevant jurisdiction’s regulations. These markets are local, national and international and include a broadening range of digital assets and participants. Significant trading may occur on systems and platforms with minimum predictability. Spot markets may impose daily, weekly, monthly or customer-specific transaction or withdrawal limits or suspend withdrawals entirely, rendering the exchange of XRP for fiat currency difficult or impossible. Participation in spot markets requires users to take on credit risk by transferring XRP from a personal account to a third party’s account.
Digital asset exchanges do not appear to be subject to, or may not comply with, regulation in a similar manner as other regulated trading platforms, such as national securities exchanges or designated contract markets. Many digital asset exchanges are unlicensed, unregulated, operate without extensive supervision by governmental authorities, and do not provide the public with significant information regarding their ownership structure, management team, corporate practices, cybersecurity, and regulatory compliance. In particular, those located outside the United States may be subject to significantly less stringent regulatory and compliance requirements in their local jurisdictions.
As a result, trading activity on or reported by these digital asset exchanges is generally significantly less regulated than trading in regulated U.S. securities and commodities markets, and may reflect behavior that would be prohibited in regulated U.S. trading venues. Furthermore, many spot markets lack certain safeguards put in place by more traditional exchanges to enhance the stability of trading on the exchange and prevent flash crashes, such as limit-down circuit breakers. As a result, the prices of digital assets such as XRP on digital asset exchanges may be subject to larger and/or more frequent sudden declines than assets traded on more traditional exchanges. Tools to detect and deter fraudulent or manipulative trading activities (such as market manipulation, front-running of trades, and wash-trading) may not be available to or employed by digital asset exchanges or may not exist at all. As a result, the marketplace may lose confidence in, or may experience problems relating to, these venues.
No XRP exchange is immune from these risks. While the Fund does not buy or sell XRP on XRP spot markets, the closure or temporary shutdown of XRP exchanges due to fraud, business failure, hackers or malware, or government-mandated regulation may reduce confidence in the XRP network and can slow down the mass adoption of XRP. Further, spot market failures or that of any other major component of the overall XRP ecosystem can have an adverse effect on XRP markets and the price of XRP and could therefore have a negative impact on the performance of the Fund. Furthermore, the closure or temporary shutdown of an XRP spot market may impact the Fund’s ability to determine the value of its XRP holdings or for the Fund’s Authorized Participants to effectively arbitrage the Shares.

HYPE Risk Member
Prospectus [Line Items]
Risk [Text Block]	HYPE Risk. HYPE is a decentralized digital asset that powers the Hyperliquid Network, a Layer 1 blockchain designed for high-performance trading applications. While HYPE has gained traction in crypto derivatives markets, it faces significant risks that may adversely affect its long-term viability. These include extreme price volatility, speculative momentum pricing, and limited historical performance data. The Hyperliquid Network’s reliance on validator consensus introduces risks of centralization, governance capture, and potential manipulation if a single party gains majority control. The protocol’s proof-of-stake model remains relatively untested at scale and may harbor undiscovered vulnerabilities. Additionally, the network’s dependence on external bridges and oracle nodes creates potential points of failure that could disrupt operations or erode user trust. Regulatory uncertainty, particularly around decentralized finance and derivatives platforms, may lead to enforcement actions or delistings. The Hyperliquid ecosystem also faces competition from forks, clones, and other digital assets, which may dilute developer attention and user engagement. The asset’s custody and staking mechanisms introduce risks of slashing, lockup-related illiquidity, and irreversible loss due to private key compromise. Moreover, only approximately 31% of total supply is currently circulating, with approximately $10 million unlocking daily from November 29, 2025, creating dilution pressure. The team is largely anonymous, limiting accountability and heightening governance and operational risks. Finally, because the platform does not require AML/KYC, sanctioned entities have attempted to use it to move funds, which could invite regulatory or law enforcement action These factors may negatively impact the value of HYPE.
Ether Risk Member
Prospectus [Line Items]
Risk [Text Block]	Ether Risk. Investments linked to ether can be highly volatile compared to investments in traditional securities and the Fund may experience sudden and large losses. These markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics and pandemics) and changes in interest rates or inflation rates.
The value of the Shares relates closely to the value of ether, and fluctuations in the price of ether could adversely affect the value of the Shares. Due to the nature of private keys, ether transactions are irrevocable, and stolen or incorrectly transferred ether may be irretrievable. As a result, any incorrectly executed ether transaction, to the extent it affects the market price of ether, could adversely affect an investment in the Fund. Ether accounts are subject to security threats that could result in losses of assets. The Ethereum Network’s decentralized governance structure may negatively affect its ability to grow and respond to challenges.
A number of factors affect the price of and market for ether.
◦Adoption and Use of Ether. Ether is a relatively new investment, and the continued adoption of ether will require growth in its usage as a means of payment. Even if growth in ether adoption continues in the near or medium-term, there is no assurance that ether usage will continue to grow over the long-term. A contraction in the use of ether may result in a lack of liquidity and increased volatility in and a reduction to the price of ether.
◦Declining Validator Rewards. Transactions in ether are processed by validators, which are compensated in ether based on a declining payment schedule and, in some instances, by voluntary fees paid by participants. If this compensation is not sufficient to incentivize validators to process transactions, the confirmation process for transactions may slow and the Ethereum Network may become more vulnerable to malicious actors. These and similar events may have a significant adverse effect on the price and liquidity of ether and the value of an investment in the Fund.
◦Forks. The open-source nature of the Ethereum protocol permits any developer to review the underlying code and suggest changes. If some users and validators adopt a change while others do not and that change is not compatible with the existing software, a fork occurs. Several forks have already occurred in the Ethereum Network, resulting in the creation of new, separate digital assets. Similar events could adversely affect the price and liquidity of ether and the value of an investment in the Fund. A fork may be intentional, such as the Ethereum “Merge.” The “Merge” represents the Ethereum Network’s shift from a proof-of-work consensus mechanism to a proof-of-stake consensus mechanism. This means that instead of being required to solve complex mathematical problems, validators are required to stake ether. Ethereum staking is the process of locking up an amount of ether for a specified period of time in order to contribute to the security of the blockchain and earn network rewards. Validators are required to stake ether in order to perform validation activities and then, as a reward, earn newly created ether. Validation activities include verifying transactions, storing data, and adding to the Ethereum Blockchain.
A temporary or permanent “fork” of the Ethereum Blockchain could adversely affect the short-, medium-, or long-term value of ether and an investment in the Fund. A “hard fork” of the Ethereum Network, where less than a substantial majority of users or validators (under the current proof-of-stake model) consent to a proposed modification and the modification is not compatible with the software prior to its modification, could result in one group of users running the pre-modified software and the other running the modified software. If validators expend fewer resources on the Ethereum Network, it could increase the likelihood of a malicious actor obtaining control. The Ethereum Network has forked in the past. In 2016, a fork resulted in the creation of Ethereum and Ethereum Classic networks. In connection with the network upgrade on September 15, 2022, a group of miners wishing to continue the proof-of-work model forked the network to create a new blockchain that continues to use proof-of-work consensus. Following a fork, holders of one asset, such as ether, will hold equal amounts of assets resulting from the fork, in this case, assets on the Ethereum proof- of-work blockchain.
◦Pricing Volatility Risk. The price of ether has experienced periods of extreme volatility. Ethereum price volatility may be influenced by, among other things, trading activity on and the closing of digital asset trading platforms (including those featuring leveraged trading) due to fraud, failure, security breaches or otherwise. Ether price volatility also may be influenced by momentum pricing. Also, speculation by traders and investors regarding the potential future appreciation in the value of ether may inflate the price of ether. Conversely, a decrease in demand or speculation for, or government regulation (including, without limitation, the tax treatment of Ethereum transactions) and the perception of onerous regulatory actions, may cause a drop in the price of ether. Further, developments related to the Ethereum Network’s operations, individual digital asset trading platforms, and the overall Ethereum market also contribute to the volatility in the price of ether. In addition, there is potential for herd behavior (e.g., multiple funds trying to exit positions at the same time) when there is extreme volatility.
Ether is exposed to instability in other speculative parts of the blockchain and crypto asset industry, such that an event that is not necessarily related to the security or utility of the Ethereum Network can nonetheless precipitate a significant decline in the price of ether. Several recent developments in the digital asset economy resulted in a loss of confidence in participants in the digital asset ecosystem, negative publicity surrounding digital assets more broadly, and market-wide declines in digital asset trading prices and liquidity.
Since the fourth quarter of 2021 to date in 2025, digital asset prices have fluctuated widely. This has led to volatility and disruption in the digital asset markets and financial difficulties for several prominent industry participants, including digital asset trading venues, hedge funds and lending platforms. For example, in the first half of 2022, digital asset lenders Celsius Network LLC and Voyager Digital Ltd. and digital asset hedge fund Three Arrows Capital each declared bankruptcy. This resulted in a loss of confidence in participants in the digital asset ecosystem, negative publicity surrounding digital assets more broadly and market-wide declines in digital asset trading prices and liquidity.
In November 2022, FTX, the third largest digital asset trading venue by volume at the time, halted customer withdrawals amid rumors of the company’s liquidity issues and likely insolvency. Shortly thereafter, FTX’s CEO resigned, and FTX and several affiliates of FTX filed for bankruptcy. The U.S. Department of Justice subsequently brought criminal charges, including charges of fraud, violations of federal securities laws, money laundering, and campaign finance offenses, against FTX’s former CEO and others.
Continued disruption and instability in the digital asset markets as these events develop, including further declines in the trading prices and liquidity of the Fund’s holdings, could have a material adverse effect on the value of the Shares, and the Shares could lose all or substantially all of their value.
◦Intellectual Property Rights Claims. No single entity owns the Ethereum Network. However, with the growing adoption of ether and the significant increase in speculative activity surrounding ether and digital assets, third parties may be increasingly motivated to assert intellectual property rights claims relating to the operation of the Ethereum Network or applications built upon the Ethereum Blockchain. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the Ethereum Network’s or the Ethereum Blockchain’s long-term viability or the ability of end-users to hold and transfer ether may adversely affect the price of ether and adversely affect the ether futures. Additionally, a meritorious intellectual property rights claim could prevent end-users from accessing the Ethereum Network or holding or transferring their ether. As a result, an intellectual property rights claim against Ethereum Network participants could have a material adverse impact on the Fund.

Ether Risk, Adoption And Use Of Ether Risk Member
Prospectus [Line Items]
Risk [Text Block]	Adoption and Use of Ether. Ether is a relatively new investment, and the continued adoption of ether will require growth in its usage as a means of payment. Even if growth in ether adoption continues in the near or medium-term, there is no assurance that ether usage will continue to grow over the long-term. A contraction in the use of ether may result in a lack of liquidity and increased volatility in and a reduction to the price of ether.
Ether Risk, Declining Validator Rewards Risk Member
Prospectus [Line Items]
Risk [Text Block]	Declining Validator Rewards. Transactions in ether are processed by validators, which are compensated in ether based on a declining payment schedule and, in some instances, by voluntary fees paid by participants. If this compensation is not sufficient to incentivize validators to process transactions, the confirmation process for transactions may slow and the Ethereum Network may become more vulnerable to malicious actors. These and similar events may have a significant adverse effect on the price and liquidity of ether and the value of an investment in the Fund.
Ether Risk, Forks Risk Member
Prospectus [Line Items]
Risk [Text Block]	Forks. The open-source nature of the Ethereum protocol permits any developer to review the underlying code and suggest changes. If some users and validators adopt a change while others do not and that change is not compatible with the existing software, a fork occurs. Several forks have already occurred in the Ethereum Network, resulting in the creation of new, separate digital assets. Similar events could adversely affect the price and liquidity of ether and the value of an investment in the Fund. A fork may be intentional, such as the Ethereum “Merge.” The “Merge” represents the Ethereum Network’s shift from a proof-of-work consensus mechanism to a proof-of-stake consensus mechanism. This means that instead of being required to solve complex mathematical problems, validators are required to stake ether. Ethereum staking is the process of locking up an amount of ether for a specified period of time in order to contribute to the security of the blockchain and earn network rewards. Validators are required to stake ether in order to perform validation activities and then, as a reward, earn newly created ether. Validation activities include verifying transactions, storing data, and adding to the Ethereum Blockchain.
A temporary or permanent “fork” of the Ethereum Blockchain could adversely affect the short-, medium-, or long-term value of ether and an investment in the Fund. A “hard fork” of the Ethereum Network, where less than a substantial majority of users or validators (under the current proof-of-stake model) consent to a proposed modification and the modification is not compatible with the software prior to its modification, could result in one group of users running the pre-modified software and the other running the modified software. If validators expend fewer resources on the Ethereum Network, it could increase the likelihood of a malicious actor obtaining control. The Ethereum Network has forked in the past. In 2016, a fork resulted in the creation of Ethereum and Ethereum Classic networks. In connection with the network upgrade on September 15, 2022, a group of miners wishing to continue the proof-of-work model forked the network to create a new blockchain that continues to use proof-of-work consensus. Following a fork, holders of one asset, such as ether, will hold equal amounts of assets resulting from the fork, in this case, assets on the Ethereum proof- of-work blockchain.
Ether Risk, Pricing Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Pricing Volatility Risk. The price of ether has experienced periods of extreme volatility. Ethereum price volatility may be influenced by, among other things, trading activity on and the closing of digital asset trading platforms (including those featuring leveraged trading) due to fraud, failure, security breaches or otherwise. Ether price volatility also may be influenced by momentum pricing. Also, speculation by traders and investors regarding the potential future appreciation in the value of ether may inflate the price of ether. Conversely, a decrease in demand or speculation for, or government regulation (including, without limitation, the tax treatment of Ethereum transactions) and the perception of onerous regulatory actions, may cause a drop in the price of ether. Further, developments related to the Ethereum Network’s operations, individual digital asset trading platforms, and the overall Ethereum market also contribute to the volatility in the price of ether. In addition, there is potential for herd behavior (e.g., multiple funds trying to exit positions at the same time) when there is extreme volatility.
Ether is exposed to instability in other speculative parts of the blockchain and crypto asset industry, such that an event that is not necessarily related to the security or utility of the Ethereum Network can nonetheless precipitate a significant decline in the price of ether. Several recent developments in the digital asset economy resulted in a loss of confidence in participants in the digital asset ecosystem, negative publicity surrounding digital assets more broadly, and market-wide declines in digital asset trading prices and liquidity.
Since the fourth quarter of 2021 to date in 2025, digital asset prices have fluctuated widely. This has led to volatility and disruption in the digital asset markets and financial difficulties for several prominent industry participants, including digital asset trading venues, hedge funds and lending platforms. For example, in the first half of 2022, digital asset lenders Celsius Network LLC and Voyager Digital Ltd. and digital asset hedge fund Three Arrows Capital each declared bankruptcy. This resulted in a loss of confidence in participants in the digital asset ecosystem, negative publicity surrounding digital assets more broadly and market-wide declines in digital asset trading prices and liquidity.
In November 2022, FTX, the third largest digital asset trading venue by volume at the time, halted customer withdrawals amid rumors of the company’s liquidity issues and likely insolvency. Shortly thereafter, FTX’s CEO resigned, and FTX and several affiliates of FTX filed for bankruptcy. The U.S. Department of Justice subsequently brought criminal charges, including charges of fraud, violations of federal securities laws, money laundering, and campaign finance offenses, against FTX’s former CEO and others.
Continued disruption and instability in the digital asset markets as these events develop, including further declines in the trading prices and liquidity of the Fund’s holdings, could have a material adverse effect on the value of the Shares, and the Shares could lose all or substantially all of their value.

Ether Risk, Intellectual Property Rights Claims Risk Member
Prospectus [Line Items]
Risk [Text Block]	Intellectual Property Rights Claims. No single entity owns the Ethereum Network. However, with the growing adoption of ether and the significant increase in speculative activity surrounding ether and digital assets, third parties may be increasingly motivated to assert intellectual property rights claims relating to the operation of the Ethereum Network or applications built upon the Ethereum Blockchain. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the Ethereum Network’s or the Ethereum Blockchain’s long-term viability or the ability of end-users to hold and transfer ether may adversely affect the price of ether and adversely affect the ether futures. Additionally, a meritorious intellectual property rights claim could prevent end-users from accessing the Ethereum Network or holding or transferring their ether. As a result, an intellectual property rights claim against Ethereum Network participants could have a material adverse impact on the Fund.
Staking Risk Member
Prospectus [Line Items]
Risk [Text Block]	Staking Risk. When the Fund or an ETP or ETF in which the Fund invests stakes a Crypto Asset, the Crypto Asset is subject to the risks attendant to staking generally, such as illiquidity, reliance on third-party service providers, slashing, missed rewards, and validator problems and errors. Staking requires that the Fund or an ETP or ETF in which the Fund invests lock up the staked Crypto Asset, meaning that the Fund or an ETP or ETF in which the Fund invests cannot sell or transfer the staked Crypto Asset during the time when the Crypto Asset is locked up (the “lock-up period”). The lock-up period may be longer than anticipated based on network activity. In addition, during the lock-up period, the Fund or a Spot Crypto ETP in which the Fund invests is subject to the market price volatility of the Crypto Asset, and it may miss opportunities to sell the staked Crypto Asset during opportune times. Staking a Crypto Asset may involve the risk of slashing and concentration risk. Slashing is a penalty imposed on network validators for actions that threaten the blockchain’s integrity. For example, slashing can result from isolated validator mistakes, malicious activity, coordinated attacks, software bugs, or provider failures. Slashing serves as an enforcement mechanism to ensure network resilience, but correlated slashing events can be catastrophic. Penalties can scale aggressively, potentially leading to a significant loss of staked principal. Concentration risks associated with staking include staking activities occurring through a concentrated group of software providers and cloud infrastructure providers. There are generally five major staking software providers, and over-allocating to validators using the same software increases the risk of a single issue impacting a large amount of staked assets. Similarly, complications in specific cloud regions (i.e., a particular geographical area where a cloud provider’s data centers are located) can create outages that impact validators. Such complications may include, but are not limited to, compliance and regulatory issues, security breaches such as ransomware threats and attacks, data breaches, and malicious actors, and cloud network and infrastructure performance issues (e.g., network latency and service outages). Staked Crypto Assets are also subject to security breaches, network downtime or attacks, smart contract vulnerabilities, and validator or custodian failure or compromise, which can result in a complete loss of the staked Crypto Assets or a loss of any rewards. The loss of the staked Crypto Asset (either in whole or partially) during the staking period will have a material adverse effect on the Fund.
Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant (“AP”) transaction fee.
Clearing Broker Risk Member
Prospectus [Line Items]
Risk [Text Block]	Clearing Broker Risk. The failure or bankruptcy of the Fund’s and the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current CFTC regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund and the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.
Collateral Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.
Commodity Pool Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]	Commodity Pool Regulatory Risk. The Fund’s investment exposure to commodity futures and swaps will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the Commodity Exchange Act (“CEA”) and CFTC rules. The Adviser and Sub-Adviser are each registered as a Commodity Trading Advisor (“CTA”) and a Commodity Pool Operator (“CPO”), and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund.
Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that a counterparty to Fund transactions (e.g., swap transactions) will be unable or unwilling to perform its contractual obligation to the Fund. The Fund expects to use futures and options contracts and swap agreements to gain exposure to Crypto Assets in order to achieve its investment objective. Through these investments and related arrangements, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments contemplated by such arrangements or otherwise to meet its contractual obligations (i.e., counterparty credit risk). If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your Shares in the Fund will decrease.In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. To the extent the Fund’s counterparties are concentrated in the financial services sector, the Fund bears the risk that those counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting that economic sector. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.
Crypto-Related Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Crypto-Related Company Risk. If the Fund is unable to obtain its desired exposure to Crypto Asset-related investments, the Fund may obtain exposure by investing in securities of “crypto-related companies.” There can be no assurance that the returns of crypto-related companies will correspond, or be closely-related, to the performance of a particular Crypto Asset or the Crypto Assets as a whole. Crypto-related companies face rapid changes in technology, intense competition including the development and acceptance of competing platforms or technologies, loss or impairment of intellectual property rights, cyclical economic patterns, shifting consumer preferences, evolving industry standards, adverse effects of changes to a network’s or software’s protocols, a rapidly changing regulatory environment, and dependency on certain key personnel (including highly skilled financial services professionals and software engineers). Crypto-related companies may be susceptible to operational and information security risks including those associated with hardware or software failures, interruptions, or delays in service by third party vendors, and security breaches. Certain crypto-related companies may be subject to the risks associated with investing directly in Crypto Assets.
Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, APs, the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Depositary Receipt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipt Risk. The Fund may obtain exposure to Crypto Assets in the form of DRs. Similar to other Crypto Asset-related investments, the Fund’s investments in Crypto Asset DRs expose it to the risk that the DRs may not provide a return that corresponds precisely with that of the underlying Crypto Asset. DRs on Crypto Assets are subject to third-party custody and operational risks related to the depositary bank and its sub-custodian(s) (such as a digital asset bank). DRs on Crypto Assets are issued pursuant to Rule 144A and Regulation S under the Securities Act of 1933 and are considered privately-issued securities. Privately-issued securities are securities that have not been registered under the Securities Act and as a result are subject to legal restrictions on resale. Privately-issued securities are not traded on established markets and may be illiquid, difficult to value and subject to wide fluctuations in value. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices.
Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. Certain of the Fund’s transactions in derivatives could affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.
◦Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s NAV and total return, are: (a) the imperfect correlation between the change in market value of the commodity future and the price of the commodity; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities or underlying asset prices, interest rates, currency exchange rates, and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.
If the Fund’s ability to obtain exposure to commodities futures consistent with its investment objective is disrupted for any reason, including limited liquidity in the commodities futures market, a disruption to the commodities futures, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the designated contracts market (“DCM”), or the CFTC on the Fund, the Adviser or the Sub-Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. FCMs act as the intermediaries between customers and exchanges facilitating transactions in commodity derivatives. DCMs are the exchanges on which these transactions occur.
◦Cost of Futures Investment Risk. When a commodities futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a commodities futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling commodities futures contracts typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. In addition, the presence of contango in certain futures contracts at the time of rolling would be expected to adversely affect the Fund. Similarly, the presence of backwardation in certain futures contracts at the time of rolling such contracts would be expected to positively affect the Fund. The futures contracts markets have experienced, and are likely to experience again in the future, extended periods in which contango or backwardation have affected various types of futures contracts. These extended periods have caused in the past, and may cause in the future, significant losses.
◦Swap Agreements Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying commodity). Swap agreements may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties or, for certain standardized swaps, must be exchange-traded through a FCM and/or cleared through a clearinghouse that serves as a central counterparty. Swap agreements may be subject to fees and expenses, and by investing in swaps indirectly through the Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
◦Swaps Capacity Risk. If the Fund’s or the Subsidiary’s ability to obtain exposure to swaps consistent with its investment objective is disrupted for any reason, including, for example, limited liquidity in the market for a particular Crypto Asset, a disruption to the market for a particular Crypto Asset, or as a result of margin requirements or other limitations imposed by the Fund’s swaps dealers or the CFTC or other regulators, the Fund may not be able to achieve its investment objective and may experience significant losses.
In such circumstances, the Adviser and Sub-Adviser intend to take such action as they believe appropriate and in the best interest of the Fund. Any disruption in the Fund’s or the Subsidiary’s ability to obtain exposure to swaps will cause the Fund’s performance to deviate from the performance of the Crypto Asset. Additionally, the ability of the Fund or the Subsidiary to obtain exposure to swaps is limited by certain tax rules that limit the amount the Fund can invest in the Subsidiary as of the end of each tax quarter. Exceeding this amount may have tax consequences. See “Tax Risk” for more information.
Margin levels for swap contracts based on a Crypto Asset may be substantially higher than margin requirements for more established swaps and futures contracts. Additionally, margin requirements are subject to change and may be raised in the future by swaps dealers or regulators. High margin requirements could prevent the Fund, or the Subsidiary, from obtaining sufficient exposure to the Crypto Asset-based swaps and may adversely affect its ability to achieve its investment objective. Further, swap counterparties utilized by the Fund or the Subsidiary may impose limits on the amount of exposure to swaps contracts the Fund or the Subsidiary can obtain through such counterparty. If the Fund or the Subsidiary cannot obtain sufficient exposure to the Crypto Asset-based swaps, the Fund may not be able to achieve its investment objective.
◦Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.
Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.
Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s and Sub-Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Adviser and Sub-Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.
Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.
◦Foreign Exchange-Traded Options and Futures. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery, and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when the Fund trades foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, proceeds derived from foreign futures or foreign options transactions may not be provided the same protections as proceeds derived from transactions on U.S. exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time the Fund’s orders are placed and the time they are liquidated, offset, or exercised.
◦Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in OTC markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and, thus, exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.

Derivatives Risk, Futures Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures Contracts Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s NAV and total return, are: (a) the imperfect correlation between the change in market value of the commodity future and the price of the commodity; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities or underlying asset prices, interest rates, currency exchange rates, and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.
If the Fund’s ability to obtain exposure to commodities futures consistent with its investment objective is disrupted for any reason, including limited liquidity in the commodities futures market, a disruption to the commodities futures, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the designated contracts market (“DCM”), or the CFTC on the Fund, the Adviser or the Sub-Adviser, the Fund would not be able to achieve its investment objective and may experience significant losses. FCMs act as the intermediaries between customers and exchanges facilitating transactions in commodity derivatives. DCMs are the exchanges on which these transactions occur.

Derivatives Risk, Cost Of Futures Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cost of Futures Investment Risk. When a commodities futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a commodities futures contract with a later expiration date. This practice is commonly referred to as “rolling.” The costs associated with rolling commodities futures contracts typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. In addition, the presence of contango in certain futures contracts at the time of rolling would be expected to adversely affect the Fund. Similarly, the presence of backwardation in certain futures contracts at the time of rolling such contracts would be expected to positively affect the Fund. The futures contracts markets have experienced, and are likely to experience again in the future, extended periods in which contango or backwardation have affected various types of futures contracts. These extended periods have caused in the past, and may cause in the future, significant losses.
Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Agreements Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying commodity). Swap agreements may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties or, for certain standardized swaps, must be exchange-traded through a FCM and/or cleared through a clearinghouse that serves as a central counterparty. Swap agreements may be subject to fees and expenses, and by investing in swaps indirectly through the Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
Derivatives Risk, Swap Capacity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swaps Capacity Risk. If the Fund’s or the Subsidiary’s ability to obtain exposure to swaps consistent with its investment objective is disrupted for any reason, including, for example, limited liquidity in the market for a particular Crypto Asset, a disruption to the market for a particular Crypto Asset, or as a result of margin requirements or other limitations imposed by the Fund’s swaps dealers or the CFTC or other regulators, the Fund may not be able to achieve its investment objective and may experience significant losses.
In such circumstances, the Adviser and Sub-Adviser intend to take such action as they believe appropriate and in the best interest of the Fund. Any disruption in the Fund’s or the Subsidiary’s ability to obtain exposure to swaps will cause the Fund’s performance to deviate from the performance of the Crypto Asset. Additionally, the ability of the Fund or the Subsidiary to obtain exposure to swaps is limited by certain tax rules that limit the amount the Fund can invest in the Subsidiary as of the end of each tax quarter. Exceeding this amount may have tax consequences. See “Tax Risk” for more information.
Margin levels for swap contracts based on a Crypto Asset may be substantially higher than margin requirements for more established swaps and futures contracts. Additionally, margin requirements are subject to change and may be raised in the future by swaps dealers or regulators. High margin requirements could prevent the Fund, or the Subsidiary, from obtaining sufficient exposure to the Crypto Asset-based swaps and may adversely affect its ability to achieve its investment objective. Further, swap counterparties utilized by the Fund or the Subsidiary may impose limits on the amount of exposure to swaps contracts the Fund or the Subsidiary can obtain through such counterparty. If the Fund or the Subsidiary cannot obtain sufficient exposure to the Crypto Asset-based swaps, the Fund may not be able to achieve its investment objective.

Derivatives Risk, Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options Risk. The buyer of an option acquires the right, but not the obligation, to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying assets do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.
Options are often used to manage or hedge risk because they enable an investor to buy or sell an asset in the future at an agreed-upon price. Options used by the Fund to reduce volatility may not perform as intended and may not fully protect the Fund against declines in the value of its portfolio investments. Options also are used for other reasons, such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities or other instruments; and to adjust portfolio duration.
Options are subject to correlation risk. The writing and purchasing of options are highly specialized activities as the successful use of options depends on the Adviser’s and Sub-Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Adviser and Sub-Adviser, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.
Purchasing put options may result in the Fund’s loss of premiums paid in the event that the put options expire unexercised. To the extent that the Fund reduces its put option holdings relative to the number of call options sold by the Fund, the Fund’s ability to mitigate losses in the event of a market decline will be reduced.

Derivatives Risk, Foreign Exchange Traded Options And Futures Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Exchange-Traded Options and Futures. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery, and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when the Fund trades foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, proceeds derived from foreign futures or foreign options transactions may not be provided the same protections as proceeds derived from transactions on U.S. exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time the Fund’s orders are placed and the time they are liquidated, offset, or exercised.
Derivatives Risk, Over-The-Counter Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in OTC markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and, thus, exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup.
Early Close/Trading Halt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific investments, or the ability to buy or sell certain Crypto Assets, Crypto Asset-related investments or other investments held by the Fund may be restricted, which may result in the Fund being unable to buy or sell such investments. In such circumstances, the Fund may be unable to achieve its desired exposure to Crypto Assets or accurately price its investments, and may incur substantial trading losses.
ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF and may invest in other ETFs. As a result, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading Risk. Although Shares are listed for trading on The Nasdaq Stock Market, LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although Shares are listed for trading on The Nasdaq Stock Market, LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.
ETP Risk Member
Prospectus [Line Items]
Risk [Text Block]	ETP Risk. The Fund may invest in ETPs or use them as reference assets for derivative instruments such as swaps agreements. ETP shares trade like exchange-traded funds on a securities exchange. The price of an ETP is derived from and based upon the value of its underlying assets or investments. However, shares of ETPs trade at market prices, not NAV, which means they may trade at prices above or below the value of their underlying portfolios. There can be no assurance that the returns of an ETP will correspond, or be closely related, to the performance of its underlying portfolio. The risks of owning an ETP generally reflect the risks of owning the underlying investment and any cash that the ETP holds. Certain ETPs have a relatively limited history of operations. Because certain ETPs are relatively new products, there may not exist an active and liquid market for their shares, which could result in the market price of the ETP shares being more volatile than the value of the underlying portfolio of investments. It is also possible that an active and liquid trading market may not develop for an ETP’s shares, and the ETP’s listing exchange may determine to halt trading of the ETP’s shares or delisting the ETP’s shares. Disruptions in the Crypto Asset markets could result in losses on the Fund’s investment in ETPs. ETPs also are subject to management fees and other fees and expenses that may increase their cost versus the cost of owning the underlying investments directly. The Fund will indirectly bear its proportionate share of any such fees and expenses in addition to the management fees and other expenses paid by the Fund. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETPs.
◦Foreign Securities Risk. The ETPs in which the Fund may invest (or use as a reference asset) may be domiciled in foreign countries and listed on foreign exchanges. ETPs domiciled in Europe may be less liquid than U.S. ETPs and their trading activity may be fractured as a result of listing on multiple exchanges. A European ETP may also trade in multiple currencies. Changes in currency exchange rates affect the value of investments denominated in a foreign currency, and therefore the value of such investments in the Fund’s portfolio. The Fund’s net asset value could decline if a currency to which the Fund has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning.
Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there also is the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
ETP Risk, Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The ETPs in which the Fund may invest (or use as a reference asset) may be domiciled in foreign countries and listed on foreign exchanges. ETPs domiciled in Europe may be less liquid than U.S. ETPs and their trading activity may be fractured as a result of listing on multiple exchanges. A European ETP may also trade in multiple currencies. Changes in currency exchange rates affect the value of investments denominated in a foreign currency, and therefore the value of such investments in the Fund’s portfolio. The Fund’s net asset value could decline if a currency to which the Fund has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning.
ETN Risk Member
Prospectus [Line Items]
Risk [Text Block]	ETN Risk. An ETN is a senior, unsecured unsubordinated debt security issued by an underwriting bank that is designed to provide returns that are linked to a particular reference asset or benchmark less investor fees. ETNs have a maturity date and generally are backed only by the creditworthiness of the issuer. As a result, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the underlying market.
Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices. Staked Crypto Assets may be locked up and not available to the Fund for periods longer than seven days. Accordingly, staked Crypto Assets may not be sold within the typical settlement times of other assets, such as securities, and may be deemed illiquid. The Adviser and Sub-Adviser will manage the Fund’s portfolio assets to comply with applicable liquidity limits prescribed by the Fund’s liquidity risk management program, and the Fund will not invest more than 15% of its net assets in illiquid assets. As a result, the Fund may not be able to achieve its desired level of staking during certain periods. In addition, some assets held by the Fund, including Crypto Assets, may be difficult to sell, particularly during times of market turmoil. Markets for Crypto Assets, Crypto Asset-related investments or other of the Fund’s investments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid assets may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid asset at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that an asset that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.
Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. As an actively-managed ETF, the Fund is subject to management risk. In managing the Fund, the Adviser and Sub-Adviser apply investment strategies, techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the intended results. The ability of the Adviser and Sub-Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.
Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions, and the threat of and/or actual imposition of tariffs by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.
Non-Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Non-Correlation Risk. The performance of the Fund will not, and is not intended to, correlate exactly to the performance of Crypto Assets and will vary somewhat due to factors such as fees and expenses of the Fund, transaction costs, regulatory restrictions, and active management of the Fund’s portfolio.
Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.
Reverse Repurchase Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Reverse Repurchase Agreements Risk. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at an agreed upon price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. The Fund may enter into reverse repurchase agreements with a limited number of counterparties, which may further expose the Fund to the risk that a counterparty may be unwilling or unable to sell back the investment contemplated by such arrangement or otherwise to meet its contractual obligations.

Short Selling Risk Member
Prospectus [Line Items]
Risk [Text Block]	Short Selling Risk. In this case, short selling involves the sale of commodities. The short seller profits if the commodity’s price declines. If a shorted commodity increases in value, a higher price must be paid to cover the short sale, resulting in a loss. The Fund may incur expenses related to short selling, including compensation, interest or dividends, and transaction costs, whether the price of the shorted commodity increases or decreases. The amount the Fund could lose on a short sale is theoretically unlimited. Short selling also involves counterparty risk – the risk associated with the third party ceasing operations or failing to sell the commodity back.
Subsidiary Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Subsidiary Investment Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. The income of the Fund from certain Crypto Asset investments is not expected to generate qualifying income for purposes of the Qualifying Income Requirement (as described more fully in the section titled “Federal Income Taxes” in the SAI). Failure to satisfy the Qualifying Income Requirement would generally cause the Fund to fail to qualify as a RIC and be subject to federal income tax at the Fund level. To the extent the Fund invests directly in Crypto Asset investments, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the Qualifying Income Requirement necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the Qualifying Income Requirement, or may not be able to accurately predict the non-qualifying income from these investments.
The Fund may gain most or all of its exposure to Crypto Assets through its investment in the Subsidiary, which may invest directly in Crypto Asset investments, including swaps, futures contracts and reverse repurchase agreements. In order for the Fund to qualify as a RIC under Subchapter M of the Code, the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “Qualifying Income Requirement,” which is described in more detail in the section titled “Federal Income Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to Crypto Asset investments within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities, or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities, or currencies and, accordingly, expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Fund generally will be required to include in its own taxable income the “Subpart F” income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Asset Diversification Test, as described in more detail in the SAI.
The extent to which the Fund invests in Crypto Asset investments will be limited by the qualifying income test and the Asset Diversification Test (as described in the SAI), which the Fund must continue to satisfy to maintain its status as a RIC. The Fund intends to enter into reverse repurchase agreements to facilitate compliance with the Asset Diversification Test. There are no assurances that the IRS will agree with the Fund’s application of the Asset Diversification Test to its holdings. The Fund’s failure to comply with the requirements for qualification as a RIC could have significant negative consequences to Fund shareholders.
In such event, in order to re-qualify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees (the “Board”) may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event the Fund fails to qualify as a RIC, the Fund would promptly notify shareholders of the implications of that failure.
The tax treatment of certain Crypto Asset investments may be affected by future regulatory or legislative changes that could affect the character, timing, and/or amount of the Fund’s taxable income or gains and distributions.
U.S. Treasury Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.
Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than readily available market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used.
In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Adviser’s and Sub-Adviser’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk. The value of certain of the Fund’s investments, including derivatives and Crypto Asset-related investments, is subject to market risk. Market risk is the risk that the value of the investments to which the Fund is exposed will fall, which could occur due to general market or economic conditions or other factors.
Whipsaw Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Whipsaw Markets Risk. The Fund may be subject to the forces of “whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse. “Whipsaw” describes a situation where a security’s price is moving in one direction but then quickly pivots to move in the opposite direction. Such market conditions could cause substantial losses to the Fund.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser, Sub-Adviser or any of their affiliates.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a lesser number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a lesser number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.